Segment reporting - Summary of Operating Results Based on Segments (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	€ 1,292,210	€ 1,320,658	€ 908,019
Direct and marketing expenses	979,300	896,494	612,689
Miscellaneous other operating income	5,491	8,042	0
General and administrative expenses	(144,084)	(142,752)	(114,538)
Transaction costs	(22,969)	(7,107)
Depreciation and amortization expense	(66,729)	(83,560)	(55,407)
Profit from operations	84,619	198,787	125,385
Adjusted EBITDA	198,539	289,454	180,792
Betway
Disclosure of operating segments [line items]
Revenue	714,165	687,752	394,525
Direct and marketing expenses	609,924	511,708	310,547
Miscellaneous other operating income	3,669	5,090
General and administrative expenses	(61,657)	(71,550)	(38,984)
Transaction costs	0	0
Depreciation and amortization expense	(27,809)	(49,528)	(24,602)
Profit from operations	18,444	60,056	20,392
Adjusted EBITDA	49,152	109,584	44,993
Spin
Disclosure of operating segments [line items]
Revenue	578,045	632,906	513,494
Direct and marketing expenses	365,110	381,223	302,058
Miscellaneous other operating income	1,609	587
General and administrative expenses	(57,538)	(57,678)	(71,082)
Transaction costs	0	0
Depreciation and amortization expense	(35,963)	(33,107)	(30,804)
Profit from operations	121,043	161,485	109,550
Adjusted EBITDA	157,006	194,592	140,354
Other
Disclosure of operating segments [line items]
Revenue	0	0	0
Direct and marketing expenses	4,266	3,563	84
Miscellaneous other operating income	213	2,365
General and administrative expenses	(24,889)	(13,524)	(4,472)
Transaction costs	(22,969)	(7,107)
Depreciation and amortization expense	(2,957)	(925)	(1)
Profit from operations	(54,868)	(22,754)	(4,557)
Adjusted EBITDA	€ (7,619)	€ (14,722)	€ (4,555)